Income Taxes - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Withholding taxes accrued	$ 0	$ 0
Current income tax	0	0
Tax expense (recovery)	$ 0	$ 0